Equity - Reserves and Retained Earnings	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Equity - Reserves and Retained Earnings
NOTE 21. EQUITY – RESERVES AND RETAINED EARNINGS

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$
(a) Reserves
Options issued reserve	19,116,205	19,116,205
Conversion feature of convertible note reserve	5,178,972	10,357,944
Foreign currency translation reserve	252,005	1,174,332
Share-based payment reserve	4,457,636	3,843,045

	29,004,818	34,491,526

Movement in options issued reserve were as follows:
Opening balance and closing balance	19,116,205	19,116,205

Movements in conversion feature of convertible note reserve:
Opening balance	10,357,944	41,431,774
Transfer to accumulated losses on conversion of Convertible Notes	(4,012,560)	(24,075,358)
Transfer to contributed equity on conversion of Convertible Notes	(1,166,412)	(6,998,472)

Ending balance	5,178,972	10,357,944

Movement in foreign currency translation reserve were as follows:
Opening balance	1,174,332	1,754,740
Currency translation differences arising during the year	(922,327)	(580,408)

Ending balance	252,005	1,174,332

Movement in share-based payment reserve were as follows:
Opening balance	3,843,045	3,712,180
Option and Performance rights expensed during the year	1,486,841	1,702,159
Exercise of vested performance rights transferred to contributed equity	(872,250)	(1,571,294)

Ending balance	4,457,636	3,843,045

(b) Accumulated losses
Movement in accumulated losses were as follows:
Opening balance	(274,642,220)	(275,706,061)
Net loss for the year	(32,210,826)	(29,902,624)
Conversion of Convertible Notes*	4,517,837	26,415,084
Exercise of warrants	—	4,551,381

Balance	(302,335,209)	(274,642,220)

*
The conversion of convertible notes to accumulated losses amounted to $4,517,837 (FY2021: $26,415,084). This amount is comprised of: $4,012,560 (FY2021: $24,075,358) related to the fair value feature of the converted convertible notes and $505,277 (FY2021: $2,339,737

) related to the unwinding of the discount (fair value adjustment).

Nature and purpose of reserves
(i) Conversion feature of convertible note reserve
This amount relates to the conversion feature of the convertible note issued to Ridgeback Capital Investments which has been measured at fair value as required by AASB 2 (IFRS 2).
(ii) Foreign currency translation reserve
Exchange differences arising on translation of the foreign controlled entity are recognized in other comprehensive loss as described in note 1(d) and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.
(iii)
Share-based
payments reserve
The share-based payments reserve is used to recognize the grant date fair value of options and performance rights issued to employees but not exercised. For a reconciliation of movements in the share-based payment reserves refer to note 32.